Consolidated cash flow statements - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2022		Dec. 31, 2021		Jun. 30, 2020
Statement of cash flows [abstract]
Cash generated from operations		£ 33.1	£ 36.0		£ 72.2		£ 65.4
Net income taxes (paid) / received		0.2	(7.3)		(9.3)		(2.4)
Net cash inflow from operating activities		33.3	28.7		62.9		63.0
Investing activities
Investment income		0.2	0.4		0.3		0.7
Purchase of property, plant and equipment		(11.5)	(16.8)		(34.5)		(12.7)
Purchase of intangible assets		(13.0)	(24.5)		(25.3)		(23.0)
Transfer of cash from / (to) escrow in respect of future capital expenditure		0.4	0.3		0.0		(0.6)
Purchase of investments		0.0	0.0		(0.1)		(2.2)
Reimbursement of leasehold improvement costs		1.7	0.0		13.2		0.0
Net cash inflow / (outflow) arising from acquisitions		0.0	16.2		(245.1)		(110.3)
Net cash outflow from investing activities		(22.2)	(24.4)		(291.5)		(148.1)
Financing activities
Dividends paid		0.0	0.0		0.0		(25.0)
Principal element of lease obligations		(3.8)	(11.3)		(8.8)		(6.8)
Interest element of lease obligations		(0.5)	(2.1)		(1.5)		(0.9)
Interest paid		(0.6)	(3.0)		(0.7)		(0.8)
Proceeds on issue of shares, net of issue costs		127.0	1.1		3.2		111.2
Facility arrangement fees		0.0	0.0		(0.8)		0.0
Utilisation of revolving credit facility		0.0	0.0		120.0		127.0
Repayment of revolving credit facility		(107.0)	0.0		0.0		(20.0)
Purchase of own shares		(0.1)	(0.2)		0.0		(0.1)
Net cash (outflow) / inflow from financing activities		15.0	(15.5)		111.4		184.6
Net (decrease) / increase cash and cash equivalents		26.1	(11.2)		(117.2)		99.5
Cash and cash equivalents at beginning of the year / period		187.3 [1]	95.1	[1],[2]	211.9	[1]	87.1
Effect of foreign exchange rates on cash and cash equivalents		(1.5)	5.1		0.4		0.7
Cash and cash equivalents at end of the year / period	[1]	£ 211.9	£ 89.0		£ 95.1	[2]	£ 187.3

[1]	Within cash and cash equivalents at 31 December 2022 is £nil (31 December 2021: £nil, 31 December 2020: £1.3m; 30 June 2020: £0.9m) of cash relating to employee contributions to the Group’s share scheme ‘AbShare’, which is reserved for the purpose of purchasing shares upon vesting.
[2]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.